Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,280	$ 25,412	$ 51,738	$ 47,162	$ 99,275
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			16,889	7,901	24,854
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			16,325	15,294	30,158
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			5,966	6,384	13,208
Asia Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			5,273	4,322	7,836
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			3,860	5,059	10,219
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			2,062	4,171	7,035
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			1,363	3,481	5,380
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				$ 550	$ 585